PFG Active Core Bond Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2020

Shares	Description	Value
	MUTUAL FUNDS - 99.38%
	DEBT FUNDS - 99.38%
1,107,439	PIMCO Dynamic Bond Fund - Institutional Class	$11,805,298
5,074,071	PIMCO Income Fund - Institutional Class	58,909,964
2,652,913	PIMCO Investment Grade Credit Bond Fund - Institutional Class	29,792,217
1,631,425	PIMCO Mortgage Opportunities and Bond Fund - Institutional Class	17,700,963
7,202,973	PIMCO Total Return Fund - Institutional Class	79,016,612
	TOTAL MUTUAL FUNDS (Cost - $189,190,559)	197,225,054

	SHORT-TERM INVESTMENT - 0.51%
	MONEY MARKET FUND - 0.51%
1,017,988	BlackRock Liquidity Federal Fund - Institutional Class, 0.06%*	1,017,988
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,017,988)

	TOTAL INVESTMENTS - 99.89% (Cost - $190,208,547)	$198,243,042
	OTHER ASSETS AND LIABILITIES - NET - 0.11%	218,576
	TOTAL NET ASSETS - 100.00%	$198,461,618

* Money market fund; interest rate reflects seven day effective yield on July 31, 2020.

PFG American Funds® Conservative Income Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2020

Shares	Description	Value
	MUTUAL FUNDS - 99.41%
	ASSET ALLOCATION FUNDS - 19.79%
374,658	American Balanced Fund - Class R6	$10,782,648
182,368	American Capital Income Builder - Class R6	10,675,799
		21,458,447
	DEBT FUNDS - 69.69%
1,892,821	American Funds - Bond Fund of America (The) - Class R6	26,934,841
1,893,801	American Intermediate Bond Fund of America - Class R6	26,948,790
2,130,044	American Short Term Bond Fund of America - Class R6	21,705,146
		75,588,777
	EQUITY FUND - 9.93%
261,501	American Mutual Fund - Class R6	10,771,209

	TOTAL MUTUAL FUNDS (Cost - $105,553,141)	107,818,433

	SHORT-TERM INVESTMENT - 1.34%
	MONEY MARKET FUND - 1.34%
1,459,397	BlackRock Liquidity FedFund - Institutional Class, 0.06%*	1,459,397
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,459,397)

	TOTAL INVESTMENTS - 100.75% (Cost - $107,012,538)	$109,277,830
	OTHER ASSETS AND LIABILITIES - NET - (0.75)%	(817,442)
	TOTAL NET ASSETS - 100.00%	$108,460,388

* Money market fund; interest rate reflects seven day effective yield on July 31, 2020.

PFG American Funds® Growth Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2020

Shares	Description	Value
	MUTUAL FUNDS - 99.35%
	EQUITY FUNDS - 99.35%
2,702,456	AMCAP Fund - Class R6	$96,396,617
1,661,356	American - The Growth Fund of America - Class R6	96,690,937
769,316	American Funds - New Economy Fund (The) - Class R6	38,835,046
1,295,271	American Funds Fundamental Investors - Class R6	77,612,650
752,728	American New Perspective Fund - Class R6	38,637,504
595,859	American SMALLCAP World Fund, Inc. - Class R6	38,832,120
	TOTAL MUTUAL FUNDS (Cost - $352,523,521)	387,004,874

	SHORT-TERM INVESTMENT - 1.20%
	MONEY MARKET FUND - 1.20%
4,671,030	BlackRock Liquidity FedFund - Institutional Class, 0.06%*	4,671,030
	TOTAL SHORT-TERM INVESTMENT (Cost - $4,671,030)

	TOTAL INVESTMENTS - 100.55% (Cost - $357,194,551)	$391,675,904
	OTHER ASSETS AND LIABILITIES - NET - (0.55)%	(2,137,237)
	TOTAL NET ASSETS - 100.00%	$389,538,667

* Money market fund; interest rate reflects seven day effective yield on July 31, 2020.

PFG Balanced Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2020

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 31.64%
	EQUITY FUNDS - 31.64%
49,688	ARK Innovation ETF	$3,993,425
73,204	Invesco QQQ Trust Series 1	19,456,891
705,865	Invesco S&P 500 Quality ETF	26,074,653
111,808	iShares Core S&P Mid-Cap ETF	20,788,461
119,835	iShares Core S&P Small-Cap ETF	8,533,450
77,309	Health Care Select Sector SPDR Fund	8,158,419
	TOTAL EXCHANGE TRADED FUNDS (Cost - $79,475,425)	87,005,299

	MUTUAL FUNDS - 55.64%
	ASSET ALLOCATION FUNDS - 25.97%
769,080	American Balanced Fund - Retail Class	22,111,040
460,671	BlackRock Balanced Capital Fund, Inc. - Institutional Class	11,244,990
938,995	Fidelity Balanced Fund - Retail Class	24,470,208
358,439	Janus Henderson Balanced Fund - Institutional Class	13,599,181
		71,425,419
	DEBT FUNDS - 17.92%
613,574	Guggenheim Total Return Bond Fund - Institutional Class	18,351,989
1,452,199	PIMCO Investment Grade Credit Bond Fund - Institutional Class	16,308,200
1,669,895	Semper MBS Total Return Fund - Institutional Class	14,628,283
		49,288,472
	EQUITY FUNDS - 11.75%
245,424	Akre Focus Fund - Institutional Class	12,749,799
803,551	AQR Large Cap Defensive Style Fund - Institutional Class ^	19,550,393
		32,300,192

	TOTAL MUTUAL FUNDS (Cost - $143,155,313)	153,014,083

	SHORT-TERM INVESTMENT - 12.86%
	MONEY MARKET FUND - 12.86%
35,375,653	BlackRock Liquidity Federal Fund - Institutional Class, 0.06%*	35,375,653
	TOTAL SHORT-TERM INVESTMENT (Cost - $35,375,653)

	TOTAL INVESTMENTS - 100.14% (Cost - $258,006,391)	$275,395,035
	OTHER ASSETS AND LIABILITIES - NET - (0.14)%	(390,321)
	TOTAL NET ASSETS - 100.00%	$275,004,714

ETF - Exchange Traded Fund
^ The value of this security has been determined in good faith under policies of the Board of Trustees.
* Money market fund; interest rate reflects seven day effective yield on July 31, 2020.

PFG BNY Mellon Diversifier Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2020

Shares	Description	Value
	MUTUAL FUNDS - 99.10%
	ASSET ALLOCATION FUND - 35.85%
1,690,290	BNY Mellon Global Real Return Fund - Institutional Class	$26,486,847

	DEBT FUNDS - 61.25%
3,935,746	BNY Mellon Core Plus Fund - Class I	43,804,855
130,696	BNY Mellon Floating Rate Income Fund - Institutional Class	1,444,192
		45,249,047
	EQUITY FUND - 2.00%
55,532	BNY Mellon Natural Resources Fund - Institutional Class	1,479,919

	TOTAL MUTUAL FUNDS (Cost - $67,674,302)	73,215,813

	SHORT-TERM INVESTMENT - 0.25%
	MONEY MARKET FUND - 0.25%
184,361	BlackRock Liquidity Federal Fund - Institutional Class, 0.06%*	184,361
	TOTAL SHORT-TERM INVESTMENT (Cost - $184,361)

	TOTAL INVESTMENTS - 99.35% (Cost - $67,858,663)	$73,400,174
	OTHER ASSETS AND LIABILITIES - NET - 0.65%	478,695
	TOTAL NET ASSETS - 100.00%	$73,878,869

* Money market fund; interest rate reflects seven day effective yield on July 31, 2020.

PFG BR Equity ESG Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2020

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 99.86%
	EQUITY FUNDS - 99.86%
382,552	iShares ESG MSCI USA Small-Cap ETF	$9,969,305
235,664	iShares, Inc. iShares ESG MSCI EM ETF	8,260,023
71,726	iShares MSCI USA ESG Select ETF	10,185,092
184,460	iShares Trust - iShares MSCI KLD 400 Social ETF	22,830,614
272,401	iShares Trust iShares ESG MSCI EAFE ETF	16,872,518
306,036	iShares Trust iShares ESG MSCI USA ETF	22,689,509
	TOTAL EXCHANGE TRADED FUNDS (Cost - $82,041,056)	90,807,061

	SHORT-TERM INVESTMENT - 0.30%
	MONEY MARKET FUND - 0.30%
269,813	BlackRock Liquidity FedFund - Institutional Class, 0.06%*	269,813
	TOTAL SHORT-TERM INVESTMENT (Cost - $269,813)

	TOTAL INVESTMENTS - 100.16% (Cost - $82,310,869)	$91,076,874
	OTHER ASSETS AND LIABILITIES - NET - (0.16)%	(148,319)
	TOTAL NET ASSETS - 100.00%	$90,928,555

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven day effective yield on July 31, 2020.

PFG Equity Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2020

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 52.48%
	EQUITY FUNDS - 52.48%
67,667	ARK Innovation ETF	$5,438,397
108,268	Health Care Select Sector SPDR Fund	11,425,522
81,937	Invesco QQQ Trust Series 1	21,778,035
782,862	Invesco S&P 500 Quality ETF	28,918,922
209,501	iShares Core S&P Mid-Cap ETF	38,952,521
191,774	iShares Core S&P Small-Cap ETF	13,656,227
49,792	iShares S&P 500 Growth ETF	11,067,766
125,351	Technology Select Sector SPDR Fund	13,842,511
	TOTAL EXCHANGE TRADED FUNDS (Cost - $130,559,680)	145,079,901

	MUTUAL FUNDS - 35.28%
	EQUITY FUNDS - 35.28%
588,211	Akre Focus Fund - Institutional Class	30,557,558
1,157,078	AQR Large Cap Defensive Style Fund - Institutional Class ^	28,151,710
1,270,676	DoubleLine Shiller Enhanced CAPE/USA - Institutional Class	19,606,533
363,933	Jensen Quality Growth Fund - Institutional Class	19,230,208
	TOTAL MUTUAL FUNDS (Cost - $87,837,307)	97,546,009

	SHORT-TERM INVESTMENT - 12.41%
	MONEY MARKET FUND - 12.41%
34,293,919	BlackRock Liquidity Federal Fund - Institutional Class, 0.06%*	34,293,919
	TOTAL SHORT-TERM INVESTMENT (Cost - $34,293,919)

	TOTAL INVESTMENTS - 100.17% (Cost - $252,690,906)	$276,919,829
	OTHER ASSETS AND LIABILITIES - NET - (0.17)%	(465,768)
	TOTAL NET ASSETS - 100.00%	$276,454,061

ETF - Exchange Traded Fund
^ The value of this security has been determined in good faith under policies of the Board of Trustees.
* Money market fund; interest rate reflects seven day effective yield on July 31, 2020.

PFG Fidelity Institutional AM® Equity Index Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2020

Shares	Description	Value
	MUTUAL FUNDS - 99.98%
	EQUITY FUNDS - 99.98%
669,029	Fidelity 500 Index Fund	$75,954,897
3,021,605	Fidelity Global ex US Index Fund	37,649,203
340,013	Fidelity Mid Cap Index Fund	7,687,696
344,688	Fidelity Small Cap Index Fund	6,473,240
	TOTAL MUTUAL FUNDS (Cost - $113,176,669)	127,765,036

	SHORT-TERM INVESTMENT - 0.19%
	MONEY MARKET FUND - 0.19%
249,885	BlackRock Liquidity FedFund - Institutional Class, 0.06%*	249,885
	TOTAL SHORT-TERM INVESTMENT (Cost - $249,885)

	TOTAL INVESTMENTS - 100.17% (Cost - $113,426,554)	$128,014,921
	OTHER ASSETS AND LIABILITIES - NET - (0.17)%	(218,649)
	TOTAL NET ASSETS - 100.00%	$127,796,272

* Money market fund; interest rate reflects seven day effective yield on July 31, 2020.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2020

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 36.71%
	EQUITY FUNDS - 36.71%
345,965	Fidelity MSCI Consumer Staples Index ETF	$12,897,575
109,843	Fidelity MSCI Materials Index ETF	3,608,343
168,781	Fidelity MSCI Real Estate Index ETF	4,091,251
324,105	Fidelity MSCI Utilities Index ETF	12,685,470
15,769	Fidelity US Pharmaceuticals ETF	2,485,317
	TOTAL EXCHANGE TRADED FUNDS (Cost - $33,417,556)	35,767,956

	MUTUAL FUNDS - 63.12%
	EQUITY FUNDS - 63.12%
95,947	Fidelity Advisor Communication Services Fund - Class Z +	6,808,429
286,272	Fidelity Advisor Consumer Discretionary Fund - Class Z	10,511,898
368,977	Fidelity Advisor Financial Services Fund - Class Z	6,837,139
238,546	Fidelity Advisor Health Care Fund - Class Z	15,930,134
183,617	Fidelity Advisor Industrials Fund - Class Z	6,591,851
177,731	Fidelity Advisor Technology Fund - Class Z	14,828,093
	TOTAL MUTUAL FUNDS (Cost - $58,255,240)	61,507,544

	SHORT-TERM INVESTMENT - 0.33%
	MONEY MARKET FUND - 0.33%
327,583	BlackRock Liquidity FedFund - Institutional Class, 0.06%*	327,583
	TOTAL SHORT-TERM INVESTMENT (Cost - $327,583)

	TOTAL INVESTMENTS - 100.16% (Cost - $92,000,379)	$97,603,083
	OTHER ASSETS AND LIABILITIES - NET - (0.16)%	(159,347)
	TOTAL NET ASSETS - 100.00%	$97,443,736

ETF - Exchange Traded Fund
+ Affiliated Company - PFG Fidelity Institutional AM® Equity Sector Strategy Fund holds in excess of 5% of outstanding voting securities of this mutual fund.
* Money market fund; interest rate reflects seven day effective yield on July 31, 2020.

PFG Global Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2020

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 54.04%
	EQUITY FUNDS - 54.04%
8,492	ARK Innovation ETF	$682,502
20,337	Health Care Select Sector SPDR Fund	2,146,164
13,486	Invesco QQQ Trust Series 1	3,584,444
124,917	Invesco S&P 500 Quality ETF	4,614,434
34,582	iShares Core MSCI Emerging Markets ETF	1,788,235
17,433	iShares Core S&P Mid-Cap ETF	3,241,318
16,699	iShares Core S&P Small-Cap ETF	1,189,136
42,134	iShares MSCI EAFE Growth ETF	3,641,220
56,286	iShares MSCI Switzerland ETF	2,281,271
55,536	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,824,358
	TOTAL EXCHANGE TRADED FUNDS (Cost - $23,217,373)	24,993,082

	MUTUAL FUNDS - 33.54%
	EQUITY FUNDS - 33.54%
27,196	Akre Focus Fund - Institutional Class	1,412,821
178,859	AQR Large Cap Defensive Style Fund - Institutional Class ^	4,351,646
416,265	PIMCO StocksPLUS International Fund Unhedged - Institutional Class	2,268,645
345,227	PIMCO StocksPLUS International Fund U.S. Dollar Hedged - Institutional Class	2,392,420
92,642	T Rowe Price Global Stock Fund - Class I	5,088,847
	TOTAL MUTUAL FUNDS (Cost - $13,908,246)	15,514,379

	SHORT-TERM INVESTMENT - 12.55%
	MONEY MARKET FUND - 12.55%
5,803,714	BlackRock Liquidity Federal Fund - Institutional Class, 0.06%*	5,803,714
	TOTAL SHORT-TERM INVESTMENT (Cost - $5,803,714)

	TOTAL INVESTMENTS - 100.13% (Cost - $42,929,333)	$46,311,175
	OTHER ASSETS AND LIABILITIES - NET - (0.13)%	(59,385)
	TOTAL NET ASSETS - 100.00%	$46,251,790

ETF - Exchange Traded Fund
^ The value of this security has been determined in good faith under policies of the Board of Trustees.
* Money market fund; interest rate reflects seven day effective yield on July 31, 2020.

PFG JP Morgan® Tactical Aggressive Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2020

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 42.18%
	EQUITY FUNDS - 42.18%
213,817	JPMorgan Diversified Return Emerging Markets Equity ETF	$10,397,921
90,745	JPMorgan Diversified Return International Equity ETF	4,577,178
146,481	JPMorgan Diversified Return US Equity ETF	10,725,339
60,642	JPMorgan Diversified Return US Mid Cap Equity ETF	3,879,269
129,940	JPMorgan Diversified Return US Small Cap Equity ETF	3,695,494
92,454	JPMorgan US Momentum Factor ETF	3,068,548
114,213	JPMorgan US Value Factor ETF	2,829,661
	TOTAL EXCHANGE TRADED FUNDS (Cost - $38,538,778)	39,173,410

	MUTUAL FUNDS - 57.47%
	EQUITY FUNDS - 57.47%
189,289	JPMorgan Equity Index Fund - Institutional Class	9,436,074
886,308	JPMorgan International Research Enhanced Equity Fund - Institutional Class	14,544,309
203,520	JPMorgan International Focus Fund - Institutional Class	4,589,377
233,376	JPMorgan Large Cap Growth Fund - Institutional Class	12,539,276
954,014	JPMorgan Large Cap Value Fund - Institutional Class	12,259,077
	TOTAL MUTUAL FUNDS (Cost - $48,829,910)	53,368,113

	SHORT-TERM INVESTMENT - 0.50%
	MONEY MARKET FUND - 0.50%
467,418	BlackRock Liquidity Federal Fund - Institutional Class, 0.06%*	467,418
	TOTAL SHORT-TERM INVESTMENT (Cost - $467,418)

	TOTAL INVESTMENTS - 100.15% (Cost - $87,836,106)	$93,008,941
	OTHER ASSETS AND LIABILITIES - NET - (0.15)%	(143,001)
	TOTAL NET ASSETS - 100.00%	$92,865,940

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven day effective yield on July 31, 2020.

PFG JP Morgan® Tactical Moderate Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2020

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 42.80%
	EQUITY FUNDS - 42.80%
229,367	JPMorgan Diversified Return Emerging Markets Equity ETF	$11,154,117
363,050	JPMorgan Diversified Return International Equity ETF	18,312,242
127,934	JPMorgan Diversified Return U.S. Equity ETF	9,367,327
62,735	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	4,013,158
158,370	JPMorgan Diversified Return U.S. Small Cap Equity ETF	4,504,043
186,277	JPMorgan U.S. Momentum Factor ETF	6,182,534
277,758	JPMorgan U.S. Value Factor ETF +	6,881,538
	TOTAL EXCHANGE TRADED FUNDS (Cost - $60,147,177)	60,414,959

	MUTUAL FUNDS - 56.79%
	ALTERNATIVE FUND - 3.07%
193,364	JPMorgan Hedged Equity Fund - Institutional Class	4,341,030

	DEBT FUNDS - 32.02%
1,900,603	JPMorgan Core Bond Fund - Institutional Class	23,833,558
469,108	JPMorgan Core Plus Bond Fund - Institutional Class	4,156,301
194,075	JPMorgan Corporate Bond Fund - Institutional Class	2,138,705
1,132,705	JPMorgan High Yield Fund - Institutional Class	7,747,699
795,656	JPMorgan Income Fund - Institutional Class	7,327,991
		45,204,254
	EQUITY FUNDS - 21.70%
185,814	JPMorgan Equity Index Fund - Institutional Class	9,262,807
308,271	JPMorgan International Focus Fund - Institutional Class	6,951,515
152,584	JPMorgan Large Cap Growth Fund - Institutional Class	8,198,320
483,683	JPMorgan Large Cap Value Fund - Institutional Class	6,215,324
		30,627,966

	TOTAL MUTUAL FUNDS (Cost - $75,232,018)	80,173,250

	SHORT-TERM INVESTMENT - 0.70%
	MONEY MARKET FUND - 0.70%
987,153	BlackRock Liquidity Federal Fund - Institutional Class, 0.06%*	987,153
	TOTAL SHORT-TERM INVESTMENT (Cost - $987,153)

	TOTAL INVESTMENTS - 100.29% (Cost - $136,366,348)	$141,575,362
	OTHER ASSETS AND LIABILITIES - NET - (0.29)%	(410,526)
	TOTAL NET ASSETS - 100.00%	$141,164,836

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven day effective yield on July 31, 2020.
+ Affiliated Company - PFG JP Morgan® Tactical Moderate Strategy Fund holds in excess of 5% of outstanding voting securities of this exchange traded fund.

PFG Meeder Tactical Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2020

Shares	Description	Value
	MUTUAL FUNDS - 99.64%
	ALTERNATIVE FUND - 10.01%
927,726	Meeder Spectrum Fund - Institutional Class +	$9,982,333

	ASSET ALLOCATION FUNDS - 61.95%
4,259,104	Meeder Balanced Fund - Institutional Class +	49,959,291
510,299	Meeder Conservative Allocation Fund - Institutional Class +	11,828,721
		61,788,012
	EQUITY FUNDS - 27.68%
1,106,440	Meeder Moderate Allocation Fund - Institutional Class +	12,801,511
2,037,208	Meeder Muirfield Fund - Institutional Class	14,810,500
		27,612,011

	TOTAL MUTUAL FUNDS (Cost - $99,444,240)	99,382,356

	SHORT-TERM INVESTMENT - 0.53%
	MONEY MARKET FUND - 0.53%
529,137	BlackRock Liquidity Federal Fund - Institutional Class, 0.06%*	529,137
	TOTAL SHORT-TERM INVESTMENT (Cost - $529,137)

	TOTAL INVESTMENTS - 100.17% (Cost - $99,973,377)	$99,911,493
	OTHER ASSETS AND LIABILITIES - NET - (0.17)%	(165,285)
	TOTAL NET ASSETS - 100.00%	$99,746,208

+ Affiliated Company - PFG Meeder Tactical Strategy Fund holds in excess of 5% of outstanding voting securities of this mutual fund.
* Money market fund; interest rate reflects seven day effective yield on July 31, 2020.

PFG MFS® Aggressive Growth Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2020

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 16.80%
	COMMODITY FUND - 4.41%
285,107	iShares Commodities Select Strategy ETF	$7,102,015

	EQUITY FUNDS - 12.39%
97,097	Schwab International Small-Cap Equity ETF	3,019,717
85,439	SPDR Portfolio Emerging Markets ETF	3,075,804
139,358	Vanguard Global ex-U.S. Real Estate ETF	6,605,569
19,452	Vanguard Small-Cap Growth ETF	4,110,013
28,318	Vanguard Small-Cap Value ETF	3,127,440
		19,938,543

	TOTAL EXCHANGE TRADED FUNDS (Cost - $27,984,513)	27,040,558

	MUTUAL FUNDS - 82.73%
	EQUITY FUNDS - 82.73%
141,740	MFS Growth Fund - Class R6	21,297,888
471,468	MFS Institutional International Equity Fund - Institutional Class	12,531,608
357,925	MFS International Growth Fund - Class R6	13,372,059
94,346	MFS International New Discovery Fund - Class R6	3,147,395
705,841	MFS Mid Cap Growth Fund - Class R6	18,133,059
721,932	MFS Mid Cap Value Fund - Class R6	15,976,362
313,794	MFS Research Fund - Class R6	14,801,666
679,416	MFS Research International Fund - Class R6	12,949,668
526,579	MFS Value Fund - Class R6	20,973,636
	TOTAL MUTUAL FUNDS (Cost - $119,962,687)	133,183,341

	SHORT-TERM INVESTMENT - 0.63%
	MONEY MARKET FUND - 0.63%
1,023,037	BlackRock Liquidity Federal Fund - Institutional Class, 0.06%*	1,023,037
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,023,037)

	TOTAL INVESTMENTS - 100.16% (Cost - $148,970,237)	$161,246,936
	OTHER ASSETS AND LIABILITIES - NET - (0.16)%	(265,212)
	TOTAL NET ASSETS - 100.00%	$160,981,724

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven day effective yield on July 31, 2020.

PFG Tactical Income Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2020

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 38.46%
	DEBT FUNDS - 10.00%
37,096	Vanguard Intermediate-Term Corporate Bond ETF	$3,592,005
42,693	Vanguard Short-Term Bond ETF	3,556,327
		7,148,332
	EQUITY FUNDS - 28.46%
97,381	First Trust NASDAQ Technology Dividend Index Fund	4,242,890
63,095	Vanguard Dividend Appreciation ETF	7,761,316
102,754	Vanguard High Dividend Yield ETF	8,343,625
		20,347,831

	TOTAL EXCHANGE TRADED FUNDS (Cost - $25,873,630)	27,496,163

	MUTUAL FUNDS - 60.43%
	ASSET ALLOCATION FUND - 14.96%
384,923	Vanguard Wellesley Income Fund - Investor Class	10,693,156

	DEBT FUNDS - 45.47%
815,374	Counterpoint Tactical Income Fund - Class I	9,124,036
630,057	PIMCO Investment Grade Credit Bond Fund - Institutional Class	7,075,535
651,898	PIMCO Mortgage Opportunities & Bond Fund - Institutional Class	7,073,093
327,817	Sierra Tactical Bond Fund - Institutional Class	9,237,888
		32,510,552

	TOTAL MUTUAL FUNDS (Cost - $41,429,507)	43,203,708

	SHORT-TERM INVESTMENT - 0.41%
	MONEY MARKET FUND - 0.41%
293,937	BlackRock Liquidity FedFund - Institutional Class, 0.06%*	293,937
	TOTAL SHORT-TERM INVESTMENT (Cost - $293,937)

	TOTAL INVESTMENTS - 99.30% (Cost - $67,597,074)	$70,993,808
	OTHER ASSETS AND LIABILITIES - NET - 0.70%	502,241
	TOTAL NET ASSETS - 100.00%	$71,496,049

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven day effective yield on July 31, 2020.

The Pacific Financial Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2020

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilies and disclosure of contingent assets and liabilies at the date of the financial statements and the reported amounts of income and expenses for the period. Acutal results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies.  Open-end investment companies are valued at their respective net asset values as reported by such investment companies.  Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.
The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2020 for the Funds’ assets and liabilities measured at fair value:

PFG Active Core Bond Strategy Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$197,225,054	$-	$-	$197,225,054
Short-Term Investment	1,017,988	-	-	1,017,988
Total	$198,243,042	$-	$-	$198,243,042

PFG American Funds® Conservative Income Strategy Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$107,818,433	$-	$-	$107,818,433
Short-Term Investment	1,459,397	-	-	1,459,397
Total	$109,277,830	$-	$-	$109,277,830

PFG American Funds® Growth Strategy Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$387,004,874	$-	$-	$387,004,874
Short-Term Investment	4,671,030	-	-	4,671,030
Total	$391,675,904	$-	$-	$391,675,904

PFG Balanced Strategy Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$87,005,299	$-	$-	$87,005,299
Mutual Funds	133,463,690	19,550,393	-	153,014,083
Short-Term Investment	35,375,653	-	-	35,375,653
Total	$255,844,642	$19,550,393	$-	$275,395,035

PFG BNY Mellon Diversifier Strategy Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$73,215,813	$-	$-	$73,215,813
Short-Term Investment	184,361	-	-	184,361
Total	$73,400,174	$-	$-	$73,400,174

PFG BR Equity ESG Strategy Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$90,807,061	$-	$-	$90,807,061
Short-Term Investment	269,813	-	-	269,813
Total	$91,076,874	$-	$-	$91,076,874

PFG Equity Strategy Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$145,079,901	$-	$-	$145,079,901
Mutual Funds	69,394,299	28,151,710	-	97,546,009
Short-Term Investment	34,293,919	-	-	34,293,919
Total	$248,768,119	$28,151,710	$-	$276,919,829

PFG Fidelity Institutional AM® Equity Index Strategy Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$127,765,036	$-	$-	$127,765,036
Short-Term Investment	249,885	-	-	249,885
Total	$128,014,921	$-	$-	$128,014,921

PFG Fidelity Institutional AM® Equity Sector Strategy Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$35,767,956	$-	$-	$35,767,956
Mutual Funds	61,507,544	-	-	61,507,544
Short-Term Investment	327,583	-	-	327,583
Total	$97,603,083	$-	$-	$97,603,083

PFG Global Strategy Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$24,993,082	$-	$-	$24,993,082
Mutual Funds	11,162,733	4,351,646	-	15,514,379
Short-Term Investment	5,803,714	-	-	5,803,714
Total	$41,959,529	$4,351,646	$-	$46,311,175

PFG JP Morgan® Tactical Aggressive Strategy Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$39,173,410	$-	$-	$39,173,410
Mutual Funds	53,368,113	-	-	53,368,113
Short-Term Investment	467,418	-	-	467,418
Total	$93,008,941	$-	$-	$93,008,941

PFG JP Morgan® Tactical Moderate Strategy Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$60,414,959	$-	$-	$60,414,959
Mutual Funds	80,173,250	-	-	80,173,250
Short-Term Investment	987,153	-	-	987,153
Total	$141,575,362	$-	$-	$141,575,362

PFG Meeder Tactical Strategy Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$99,382,356	$-	$-	$99,382,356
Short-Term Investment	529,137	-	-	529,137
Total	$99,911,493	$-	$-	$99,911,493

PFG MFS® Aggressive Growth Strategy Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$27,040,558	$-	$-	$27,040,558
Mutual Funds	133,183,341	-	-	133,183,341
Short-Term Investment	1,023,037	-	-	1,023,037
Total	$161,246,936	$-	$-	$161,246,936

PFG Tactical Income Strategy Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$27,496,163	$-	$-	$27,496,163
Mutual Funds	43,203,708	-	-	43,203,708
Short-Term Investment	293,937	-	-	293,937
Total	$70,993,808	$-	$-	$70,993,808

* Refer to the Portfolio of Investments for Industry Classification.
The Funds did not hold any Level 3 securities during the period.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
PFG Active Core Bond Strategy Fund	$190,678,163	$7,564,879	$-	$7,564,879
PFG American Funds® Conservative Income Strategy Fund	107,012,538	2,265,292	-	2,265,292
PFG American Funds® Growth Strategy Fund	357,194,551	34,481,353	-	34,481,353
PFG Balanced Strategy Fund	260,944,317	16,263,190	(1,812,472)	14,450,718
PFG BNY Mellon Diversifier Strategy Fund	67,888,361	5,547,488	(35,675)	5,511,813
PFG BR Equity ESG Strategy Fund	82,310,869	8,766,005	-	8,766,005
PFG Equity Strategy Fund	261,724,506	16,041,643	(846,320)	15,195,323
PFG Fidelity Institutional AM® Equity Index Strategy Fund	113,426,554	14,588,367	-	14,588,367
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	92,000,379	5,602,704	-	5,602,704
PFG Global Strategy Fund	44,500,996	1,976,681	(166,502)	1,810,179
PFG JP Morgan® Tactical Aggressive Strategy Fund	87,999,208	6,172,369	(1,162,636)	5,009,733
PFG JP Morgan® Tactical Moderate Strategy Fund	136,803,174	6,913,868	(2,141,680)	4,772,188
PFG Meeder Tactical Strategy Fund	100,655,552	319,398	(1,063,457)	(744,059)
PFG MFS® Aggressive Growth Strategy Fund	149,503,623	14,945,532	(3,202,219)	11,743,313
PFG Tactical Income Strategy Fund	67,597,074	3,396,734	-	3,396,734